OTHER RECEIVABLES (Schedule of Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other receivables [Abstract]
Government authorities	$ 134	$ 354
Patent cost reimbursement	337	283
Accrued bank interests	62	110
Prepaid expenses	223	157
Other receivables	101	259
Other receivables	$ 857	$ 1,163